Leases - Lessor - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Lessor Disclosure [Abstract]
Direct financing and sales-type leases, gain (loss)	$ (6)	$ 168	$ (131)	$ 1,340